MARQUEE VARIABLE ANNUITY

Issued by

Monumental Life Insurance Company

Supplement Dated July 20, 2011

to the

Prospectus dated May 1, 1999

Effective after close of business July 29, 2011, the T. Rowe Price Equity Income Portfolio, the T. Rowe Price New America Growth Portfolio and the T. Rowe Price International Stock Portfolio (the “Subaccounts”) will be closed to new investment. “Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to those Subaccounts after July 29, 2011.

If you have any amount in the Subaccounts on August 1, 2011, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccounts into other subaccounts;

•	withdraw amounts from the Subaccounts; and

•	maintain your current investment in the Subaccounts.

Please note: If you have given us allocation instructions for premium payments for other purposes (for example, dollar cost averaging or automatic asset rebalancing) directing us to invest in the T. Rowe Price Equity Income Portfolio, the T. Rowe Price New America Growth Portfolio, or the T. Rowe Price International Stock Portfolio, you need to provide us with new instructions for amounts that would have otherwise gone into those subaccounts.

As always, the availability of any subaccount as an investment option, including the T. Rowe Price Equity Income Portfolio, the T. Rowe Price New America Growth Portfolio and the T. Rowe Price International Stock Portfolio, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Marquee Variable Annuity dated May 1, 1999

MARQUEE VARIABLE ANNUITY UNITS A

Issued by

Monumental Life Insurance Company

Supplement Dated July 20, 2011

to the

Prospectus dated April 30, 1997

Effective after close of business July 29, 2011, the T. Rowe Price Equity Income Portfolio, the T. Rowe Price New America Growth Portfolio and the T. Rowe Price International Stock Portfolio (the “Subaccounts”) will be closed to new investment. “Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to those Subaccounts after July 29, 2011.

If you have any amount in the Subaccounts on August 1, 2011, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccounts into other subaccounts;

•	withdraw amounts from the Subaccounts; and

•	maintain your current investment in the Subaccounts.

Please note: If you have given us allocation instructions for premium payments for other purposes (for example, dollar cost averaging or automatic asset rebalancing) directing us to invest in the T. Rowe Price Equity Income Portfolio, the T. Rowe Price New America Growth Portfolio, or the T. Rowe Price International Stock Portfolio, you need to provide us with new instructions for amounts that would have otherwise gone into those subaccounts.

As always, the availability of any subaccount as an investment option, including the T. Rowe Price Equity Income Portfolio, the T. Rowe Price New America Growth Portfolio and the T. Rowe Price International Stock Portfolio, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Marquee Variable Annuity Units A dated April 30, 1997